Pensions and other postretirement benefits (Details 3) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year	14,719	15,092
Projected benefit obligation for the CN pension plan	14,514	13,941
Fair value of plan assets for the CN pension plan	14,719	15,092
Fair value of plan assets related to the CN pension plan	13,992	14,343
Pensions [Member]
Change in benefit obligation [Roll Forward]
Projected benefit obligation at beginning of year	14,895	13,708
Amendments	27	5
Interest cost	788	837	885
Actuarial (gain) loss	577	1,118
Service cost	124	99	83
Plan participants' contributions	54	50
Foreign currency changes	5	(12)
Benefit payments, settlements and transfers	(922)	(910)
Projected benefit obligation at end of year	15,548	14,895	13,708
Component representing future salary increases	(437)	(439)
Accumulated benefit obligation at end of year	15,111	14,456
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	15,092	14,332
Employer contributions	458	411
Plan participants' contributions	54	50
Foreign currency changes	1	(8)
Actual return on plan assets	36	1,217
Benefit payments, settlements and transfers	(922)	(910)
Fair value of plan assets at end of year	14,719	15,092	14,332
Funded status (Excess (deficiency) of fair value of plan assets over projected benefit obligation at end of year)	(829)	197
Projected benefit obligation for the CN pension plan	15,015	436
Fair value of plan assets for the CN pension plan	14,719	15,092	14,332
Other Postretirement Benefit Plans Defined Benefit [Member]
Change in benefit obligation [Roll Forward]
Projected benefit obligation at beginning of year	283	268
Amendments	1	0
Interest cost	14	16	17
Actuarial (gain) loss	(2)	22
Service cost	4	3	3
Curtailment gain	(1)	(1)
Plan participants' contributions	0	0
Foreign currency changes	3	(6)
Benefit payments, settlements and transfers	(18)	(19)
Projected benefit obligation at end of year	284	283	268
Accumulated benefit obligation at end of year	284	283
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	0	0
Employer contributions	0	0
Plan participants' contributions	0	0
Foreign currency changes	0	0
Actual return on plan assets	0	0
Benefit payments, settlements and transfers	0	0
Fair value of plan assets at end of year	0	0	0
Funded status (Excess (deficiency) of fair value of plan assets over projected benefit obligation at end of year)	(284)	(283)
Fair value of plan assets for the CN pension plan	0	0	0